RECEIVABLES	12 Months Ended
Dec. 31, 2013
us gaap loans notes trade and other receivables disclosure text block [Abstract]
Receivables
RECEIVABLES
        The major categories of receivables were as follows:

	December 31,
(In millions)	2013	2012
Trade receivables	$335.7	$330.0
Miscellaneous receivables	55.2	42.2
Less allowances	(6.5)	(7.6)
Receivables—net	$384.4	$364.6